SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Company, and its wholly owned subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Non-controlling interests

Non-controlling interests

Non-controlling interests represent minority shareholders’ 25% ownership interest in Xi’an DT and a minority shareholder’s 49% ownership interest in Tianjin YHX as of September 30, 2024 and 2023. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income or loss for the years ended September 30, 2024, 2023 and 2022.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the allowance for estimated uncollectible receivables, realizability of advance to suppliers, inventory valuations, useful lives of property, plant and equipment, intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, fair value of stock-based compensation, revenue recognition realization of deferred tax assets and fair value less costs to sell of assets classified as held for sale. The inputs into the Company’s judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The main operation of the Company is located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The development and commercialization of natural and healthy extracts and compounds products is highly competitive, and the industry currently is characterized by rapidly changing technologies, significant competition and a strong emphasis on intellectual property. The Company may face competition with respect to its current and future pharmaceutical product candidates from major pharmaceutical companies in China.

Since March 2023, the Company has recovered from the COVID-19 pandemic. However, the Company’s operations may be further affected by the ongoing outbreak of COVID-19 pandemic, A COVID-19 resurgence could negatively affect the execution of customer contracts, the collection of customer payments, or disruption of the Company’s supply chain. The continued uncertainties associated with COVID-19 may cause the Company’s revenue and cash flows to underperform in the next 12 months. The extent of the future impact of COVID-19 is still highly uncertain and cannot be predicted as of the date the Company’s consolidated financial statements are released.

Cash and restricted cash

Cash and restricted cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are insured by the PRC regulation for a maxium amount of RMB500,000 and are not insured by the Federal Deposit Insurance Corporation (see Note 17).

Restricted cash consist of cash deposited with banks in conjunction with borrowings from banks. Restriction on the use of such cash is imposed by the banks and remains effective throughout the terms of the bank borrowings. Restricted cash is classified as current asset on the Company’s consolidated balance sheets, as all the balance is expected to be released to cash within the next 12 months from September 30, 2025.

Accounts receivable, net

Accounts receivable, net

The Company determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trend. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the collection is not probable, Nil, Nil and $99,528 uncollectable account receivable was written-off during the years ended September 30, 2024, 2023 and 2022, respectively. Allowance for uncollectable balances amounted to $13,520 and $13,004 as of September 30, 2024 and 2023, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Advances to Suppliers, net

Advances to Suppliers, net

Advances to suppliers consist of balances paid to suppliers for inventory raw materials and construction materials associated with the Company’s construction-in-progress projects that have not been provided or received. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for unrealizable balances. In addition, at each reporting date, the Company generally determines the adequacy of allowance for doubtful accounts by evaluating all available information, and then records specific allowances for those advances based on the specific facts and circumstances. As of September 30, 2024 and 2023, no allowance for doubtful account was recorded.

Inventories, net

Inventories, net

Inventories are stated at net realizable value using weighted average method. Costs include the cost of raw materials, freight, direct labor and related production overhead. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. The Company evaluates inventories on a quarterly basis for its net realizable value adjustments, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging, expiration dates, as applicable, taking into consideration historical and expected future product sales. The Company recorded inventory reserve of $106 and $1,079 as of September 30, 2024 and 2023, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s cash, short-term investment, accounts receivable, inventories, advance to suppliers, prepaid expenses and other current assets, accounts payable, short-term bank loans, accrued expenses and other current liabilities, taxes payable and due to related parties, approximate the fair value of the respective assets and liabilities as of September 30, 2024 and 2023 based upon the short-term nature of the assets and liabilities.

The Company believes that the carrying amount of long-term loans approximates fair value at September 30, 2024 and 2023 based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rates.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and comprehensive income in other income or expenses.

Construction-in-Progress (“CIP”)

Construction-in-Progress (“CIP”)

Construction-in-progress represents property and buildings under construction and consists of construction expenditures, equipment procurement, and other direct costs attributable to the construction. Construction-in-progress is not depreciated. Upon completion and ready for intended use, construction-in-progress is reclassified to the appropriate category within property, plant and equipment.

Discountinued operations

Discountinued operations

Disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets, or disposal groups, are measured at the lower of their carrying amount and fair value less costs to sell. The comparative consolidated balance sheet is re-presented to classify assets as held for sale in the period that the respective assets are classified as held for sale.

On September 30, 2024, the Company discontinued Gansu BMK by transferring 100% of the equity interests in Gansu BMK. A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statements of operations and comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations (see Note 4).

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Intangible assets, net

Intangible assets, net

The Company’s intangible assets primarily include two land use rights. A land use right in the PRC represents an exclusive right to occupy, use and develop a piece of land during the contractual term of the land use right. The cost of a land use right is usually paid in one lump sum at the date the right is granted. The prepayment usually covers the entire period of the land use right. The lump sum advance payment is capitalized and recorded as land use right and then charged to expense on a straight-line basis over the period of the right, which is normally 50 years.

Impairment of long-lived Assets

Impairment of long-lived Assets

Long-lived assets, such as property, plant and equipment, land use rights and long-term investment, are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized as of September 30, 2024 and 2023.

Leases

Leases

ASC 842 requires that lessees recognize ROU assets and lease liabilities calculated based on the present value of lease payments for all lease agreements with terms that are greater than twelve months. ASC 842 distinguishes leases as either a finance lease or an operating lease that affects how the leases are measured and presented in the statement of operations and statement of cash flows.

For operating leases, the Company calculated ROU assets and lease liabilities based on the present value of the remaining lease payments as of the date of adoption. There were no changes in the Company’s capital lease portfolio, which are now titled “finance leases” under ASC 842.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

Foreign Currency Translation

The functional currency for Bon Natural is the U.S Dollar (“US$”). Tea Essence uses Hong Kong dollar as its functional currency. However, Bon Natural, and Tea Essence currently only serve as the holding companies and did not have active operations as of September 30, 2024. The Company operates its business through its subsidiaries in the PRC as of September 30, 2024. The functional currency of the Company’s subsidiaries is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into US$.

Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	September 30, 2024	September 30, 2023	September 30, 2022
Period-end spot rate	US$1=RMB7.0176	US$1=RMB7.2960	US$1=RMB7.1135
Average rate	US$1=RMB7.2043	US$1=RMB7.0533	US$1=RMB6.5532

Revenue recognition

Revenue recognition

To determine revenue recognition for contracts with customers, the Company performs the following five steps : (i) identify the contract(s) with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligations.

In accordance to ASC 606, the Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company accounts for the revenue generated from sales of its products to its customers, in which the Company is acting as a principal in these transactions, is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods. All of the Company’s contracts have single performance obligation as the promise is to transfer the individual goods to customers, and there are no other separately identifiable promises in the contracts.

The Company’s revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The Company’s products are sold with no right of return and the Company does not provide other credits or sales incentive to customers. The Company’s sales are net of value added tax (“VAT”) and business tax and surcharges collected on behalf of tax authorities in respect of product sales.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Contract Assets and Liabilities

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit. The Company did not have contract assets as of September 30, 2024 and 2023.

The Company’s contract liability primarily relates to unsatisfied performance obligations when payment has been received from customers before the Company’s products are delivered, and are recorded as deferred revenue on the consolidated balance sheets. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling, general and administrative expense when incurred. Deferred revenue amounted to $506,769 and $106,514 as of September 30, 2024 and 2023, respectively. Revenue included in the beginning balance of deferred revenue and recognized in the years ended September 30, 2024, 2023 and 2022 amounted to $86,202, $133,533 and $1,080,178 respectively.

Disaggregation of Revenues

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by product types, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended September 30, 2024, 2023 and 2022 are disclosed in Note 19 of the consolidated financial statements.

Research and development expenses

Research and development expenses

The Company expenses all internal research and development costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, including manufacturing costs, facility costs of the research center, and amortization and depreciation to intangible assets and property, plant and equipment used in the research and development activities. For the years ended September 30, 2024, 2023 and 2022, research and development expense were approximately $1,620,656, $298,469 and $424,558, respectively.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling expenses represents primarily costs of payroll, benefits, commissions for sales representatives and advertising expenses. General and administrative expenses represent primarily payroll and benefits costs for administrative employees, rent and operating costs of office premises, depreciation and amortization of office facilities, professional fees and other administrative expenses.

Advertising expense

Advertising expense

Advertising expenses primarily relate to promotion of the Company’s brand name and products through outdoor billboards and social media such as Weibo and WeChat. Advertising expenses are included in selling expenses in the consolidated statements of income and comprehensive income. Advertising expenses amounted to $13,135, $11,344 and $41,578 for the years ended September 30, 2024, 2023 and 2022, respectively.

Government subsidies

Government subsidies

Government subsidies primarily relate to local government’s cash award to High and New Technology Enterprises (“HNTEs”) to encourage entrepreneurship and stimulate local economy. Such awards are granted on a case-by-case basis by local government. The Company’s subsidiary, Xi’an App-chem was approved as a HNTE and received government subsidy in the form of export sales refund and cash awards based on annual financial performance.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled $63,450, $25,415 and $1,306,627 for the years ended September 30, 2024, 2023 and 2022, respectively.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of September 30, 2024 and 2023, the Company had income tax payable of $1,689,296 and $1,296,206, respectively.

The Company’s subsidiaries in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the years ended September 30, 2024, 2023 and 2022. As of September 30, 2024 and 2023, all of the Company’s tax returns of its PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or recoverable net of VAT payments in the accompanying consolidated financial statements. As of September 30, 2024 and 2023, the Company had VAT tax payable of $1,443,500 and $1,338,800, respectively.

For export sales, VAT is not imposed on gross sales price, and the VAT related to purchasing raw materials is refunded after the export is completed.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Employee Defined Contribution Plan

Employee Defined Contribution Plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying consolidated statements of income and comprehensive income amounted to $66,735, $93,190 and $80,150 for the years ended September 30, 2024, 2023 and 2022, respectively.

Share Based Compensation

Share Based Compensation

The Company recognize stock-based compensation expense on a straight-line basis over the applicable requisite service period, based on the grand date fair value of the award.

The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended September 30, 2024, 15,032 shares of options were considered in the diluted EPS calculation using treasury stock method. For the years ended September 30, 2023, 5,851 shares of options were considered in the diluted EPS calculation using treasury stock method. For the years ended September 30, 2022, 3,529 shares of options were considered in the diluted EPS calculation using treasury stock method.

The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30, 2024, 2023 and 2022:

	For the Years ended September 30,
	2024	2023	2022
Numerator:
Net income attributable to ordinary shareholders	$398,172	$4,595,982	$6,237,488

Denominator:
Weighted-average number of ordinary shares outstanding – basic	2,387,833	913,960	836,077
Outstanding options	15,015	5,851	3,529
Outstanding warrants	-	-	-
Potentially dilutive shares from outstanding options and warrants	15,015	5,851	3,529
Weighted-average number of ordinary shares outstanding – diluted	2,402,848	919,811	839,606
Earnings per share – basic	$0.17	$5.03	$7.47
Earnings per share – diluted	$0.17	$5.00	$7.43

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the consolidated statements of income and comprehensive income.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In September 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The FASB is issuing the amendments to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The FASB decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.

In July 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.

We do not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.